Intangible Assets	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Intangible Assets

Note 4 – Intangible Assets

Intangible assets consist of the following:

	December 31, 2011
		Accumulated
	Cost	Amortization	Net

Source code	$19,615	$19,615	$-
URL	50,573	17,549	33,024
Web-site content	178,456	111,626	66,830
Subscribers list	56,845	56,845	-
Client accounts	98,070	98,070	-
Trade name	7,846	7,846	-
	$411,405	$311,551	$99,854

	Cost	Impairment	Net

Goodwill	158,412	39,403	119,009
	$569,817	$350,954	$128,863

	December 31, 2010
		Accumulated
	Cost	Amortization	Net

Source code	$19,615	$19,615	$-
URL	49,915	12,497	37,417
Web-site content	178,456	75,934	102,522
Subscribers list	56,845	52,845	4,000
Client accounts	98,070	98,070	-
Trade name	7,846	7,846	-
	$410,747	$266,808	$143,939

	Cost	Impairment	Net

Goodwill	156,912	39,403	119,009
	$569,159	$306,211	$262,948

During the years ended December 31, 2011 and 2010, amortization expenses charged to operations was $44,743 and $84,282, respectively.

The estimated amortization expense is as follows for each of the years ending December 31:

2012	$30,288
2013	25,057
2014	25,057
2015	6,657
2016	5,057
Thereafter	7,738
Total	$99,854